Deficit	12 Months Ended
Dec. 31, 2011
Deficit [Abstract]
Deficit

(10) Deficit

(a) Common Stock and Additional Paid-in Capital

At December 31, 2011 and 2010, common stock consists of 100 shares issued and outstanding with a par value of one cent per share. At December 31, 2011 and 2010, MPM Holdings represented the sole shareholder of the Company as a result of its capital contribution of $904 to the Company on December 4, 2006. Additional paid-in capital primarily relates to the excess of paid-in-capital over the par value of the common shares from the capital contribution, net of $305 in deemed dividend to GE.

(b) Accumulated Other Comprehensive Income (Loss)

The accumulated balances for each classification of comprehensive income (loss) are as follows:

Predecessor	Foreign currency translation	Pension and Postretirement liability adjustments	Derivative instruments	Accumulated other comprehensive income
Balance at December 31, 2008	$171	$8	$(3)	$176
Net current period change	—	3	1	4

Balance at December 31, 2009	171	11	(2)	180
Net current period change	77	(42)	2	37

Balance at December 31, 2010	248	(31)	—	217
Net current period change	26	(15)	—	11

Balance at December 31, 2011	$274	$(46)	$—	$228

The accumulated balances and corresponding tax effects for each component of other accumulated comprehensive income (loss) as of December 31, 2011, 2010 and 2009 are as follows:

	2011
	Pre-tax amount	Tax expense	Net-of-tax amount
Foreign currency translation	$274	$—	$274
Pension and postretirement liability adjustments	(44)	(2)	(46)

	$230	$(2)	$228

	2010
	Pre-tax amount	Tax expense	Net-of-tax amount
Foreign currency translation	$248	$—	$248
Pension and postretirement liability adjustments	(36)	5	(31)

	$212	$5	$217

	2009
	Pre-tax amount	Tax expense	Net-of-tax amount
Foreign currency translation	$171	$—	$171
Pension and postretirement liability adjustments	13	(2)	11
Derivative instruments	(1)	(1)	(2)

	$183	$(3)	$180

(c) Noncontrolling Interests

The following table presents the changes in the proportionate share of the equity of the noncontrolling interest shareholder balances:

	Years ended December 31,
	2011	2010	2009
Balance, beginning of period	$4	$4	$4
Currency translation adjustment	—	—	—
Dividends paid	—	(1)	—
Disposition of joint venture	(5)	—	—
Noncontrolling interests share of income (loss)	1	1	—

Balance, end of period	$—	$4	$4